Stockholders' Equity	6 Months Ended
Mar. 31, 2013
Stockholders' Equity
Stockholders' Equity

Note 7 - Stockholders’ Equity

Long Term Equity Incentive Plan

On March 21, 2013, the Executive Compensation Committee of the Board of Directors approved a long-term equity incentive award program and awarded 264,549 RSUs with time-based vesting and 161,962 RSUs with performance-based vesting to certain officers, directors and management. Each RSU represents a contingent right to receive one share of our common stock. Dividend equivalent rights accrue with respect to the RSUs when and as dividends are paid on our common stock and vest proportionately with the RSUs to which they relate. Vested shares will be delivered to the recipient following each vesting date.

The RSUs with time-based vesting will vest in four equal installments on each of October 1, 2013, 2014, 2015 and 2016, subject to the recipient’s continued service through such date.

The performance period for the performance-based vesting RSUs granted on March 21, 2013 is the period from October 1, 2012 to September 30, 2015. Recipients of the performance-based vesting RSUs will be eligible to vest in the RSUs at the end of the three-year performance period based on Cubic’s achievement of performance goals established by the Executive Compensation Committee over the performance period, subject to the recipient’s continued service through September 30, 2015. The vesting of 50% of the performance-based RSUs is contingent upon Cubic meeting specified sales growth targets during the performance period and vesting of 50% of the performance based RSUs is contingent upon Cubic meeting return on equity targets for the performance period. Cubic’s sales growth achievement and/or return on equity achievement for the performance period will determine the percentage of the RSUs that will vest.

Through March 31, 2013, Cubic has granted 426,511 restricted stock units of which none have vested or been forfeited. The restricted stock units have a weighted-average grant date fair value of $43.76 per share, which represents the fair market value of one share of our common stock at the grant date. At March 31, 2013, the total number of RSUs that are ultimately expected to vest, after consideration of expected forfeitures and estimated vesting of performance-based RSUs is 227,177.